UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                 Report for the Quarter Ended March 31, 2013



                       GREAT AMERICAN INSURANCE COMPANY
                 301 East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                          Form 13F File Number:  28-498


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Brian S. Hertzman
                                  (513) 579-2153
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)


Signature:

/s/Brian S. Hertzman                   Cincinnati, Ohio      May 15, 2013
---------------------------
Brian S. Hertzman



Report Type:
     [ ]  13F HOLDINGS REPORT.
     [X]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

Other Manager Reporting for this Manager:
    (28-4389) American Financial Group, Inc.






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